Research and Development Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Research and Development Expenses.
Schedule of research and development expenses

In € thousand	2021	2020	2019
Salaries and social security	75,672	66,536	26,162
Professional services	49,421	8,448	2,472
Materials	9,009	8,253	5,012
Depreciation/amortization	4,541	2,829	1,404
IT and communication expense	1,248	1,857	1,175
Other research and development expenses	4,667	2,422	1,911
Total research and development expenses	144,558	90,345	38,136